Principal Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Principle Accounting Policies [Line Items]
Exchange rate translation with USD | ¥				¥ 6.9762		¥ 6.8632
Deferred offering costs	$ 0	$ 522,072
Contract asset	0	0
Incremental costs capitalized	$ 0	0	$ 0
unconditional right of return period in days	7 days
Sales return assets	$ 1,802,499	639,846
Sales rebates	$ 4,839,595	2,509,679	929,339
Percentage of value added taxes on revenue from services	6.00%
Cost of revenue	$ 257,431,074	140,153,462	69,124,047
Advertising and marketing costs	560,894	573,272	445,256
Government grants	463,253	211,411	125,718
Statutory reserve	0	0
Dividends declared	$ 0	0
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Total right-of-use assets	$ 1,203,961
Total lease liabilities	1,121,393
ASU 2016-02
Principle Accounting Policies [Line Items]
Total right-of-use assets					$ 1,735,966
Total lease liabilities					$ 1,735,966
Product Sales
Principle Accounting Policies [Line Items]
Cost of revenue	242,972,621	128,845,948	68,262,115
Services
Principle Accounting Policies [Line Items]
Cost of revenue	14,458,453	11,307,514	$ 861,932
Accrued Liabilities and Other Current Liabilities
Principle Accounting Policies [Line Items]
Refund obligation of sales return	2,422,155	858,536
Prepayments and Other Current Assets
Principle Accounting Policies [Line Items]
Sales return assets	$ 1,802,499	$ 639,846
Minimum
Principle Accounting Policies [Line Items]
Percentage of value added taxes on sales revenue from products	9.00%
Percentage of after tax net income to be allocated to general reserve under PRC law	10.00%
Maximum
Principle Accounting Policies [Line Items]
Percentage of value added taxes on sales revenue from products	16.00%
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve	50.00%
Purchased Software
Principle Accounting Policies [Line Items]
Intangible asset, useful life	5 years
Purchased Trademark and Business License | Minimum
Principle Accounting Policies [Line Items]
Intangible asset, useful life	5 years
Purchased Trademark and Business License | Maximum
Principle Accounting Policies [Line Items]
Intangible asset, useful life	10 years